Private Placement (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Private Placement [Line Items]
Exercise of warrants (in Dollars per share)	$ 11.5	$ 11.5
Gross proceeds of private placement (in Dollars)		$ 6,850,000
Optional redemption of public shares percentage accordance with completion of business combination	100.00%	100.00%
Warrant [Member]
Private Placement [Line Items]
Purchase of warrants	6,850,000	6,850,000
Exercise of warrants (in Dollars per share)	$ 1	$ 1
Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase of warrants	6,850,000	6,850,000
Gross proceeds of private placement (in Dollars)	$ 6,850,000	$ 6,850,000
Business Combination [Member]
Private Placement [Line Items]
Warrant term	5 years	5 years
Business Combination [Member] | Warrant [Member]
Private Placement [Line Items]
After completion initial business combination	30 days	30 days
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase of warrants	4,275,000	4,275,000
Cantor Fitzgerald & Co.[Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase of warrants	2,575,000	2,575,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
After completion initial business combination	1 year
Class A Ordinary Shares [Member] | Warrant [Member]
Private Placement [Line Items]
Purchase warrants	1	1
Exercise of warrants (in Dollars per share)	$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Business Combination [Member]
Private Placement [Line Items]
After completion initial business combination		1 year
Private Placement [Member] | Warrant [Member]
Private Placement [Line Items]
Warrant term	5 years	5 years
Private Placement [Member] | Business Combination [Member]
Private Placement [Line Items]
After completion initial business combination	30 days	30 days